Note 17 - Financial Instruments (Details) - Accounts Receivable Aging - USD ($)	Nov. 30, 2015	Nov. 30, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total accounts receivable	$ 478,674	$ 1,011,133
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	478,674	1,011,133
Not past due	453,662	982,313
Financing Receivables, 32 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	5,003	5,950
Financing Receivables, 92 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 20,009	$ 22,870